UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

January 31, 2010

1.813034.105

LCS-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 1.2%
BorgWarner, Inc.	57,600	$ 2,021
Johnson Controls, Inc.	78,499	2,185
Tenneco, Inc. (a)	300,848	5,319
		9,525
Automobiles - 0.5%
Ford Motor Co. (a)	234,597	2,543
Harley-Davidson, Inc.	90,500	2,058
		4,601
Hotels, Restaurants & Leisure - 0.2%
International Game Technology	109,400	2,006
Household Durables - 2.1%
Black & Decker Corp.	42,500	2,748
KB Home (d)	324,731	4,962
Lennar Corp. Class A	235,604	3,619
Mohawk Industries, Inc. (a)	26,070	1,080
Newell Rubbermaid, Inc.	327,855	4,449
		16,858
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	29,600	3,712
Leisure Equipment & Products - 0.2%
Brunswick Corp.	161,942	1,738
Media - 1.2%
Comcast Corp. Class A (special) (non-vtg.)	14,793	224
McGraw-Hill Companies, Inc.	189,025	6,701
Viacom, Inc. Class B (non-vtg.) (a)	91,000	2,652
		9,577
Multiline Retail - 1.0%
Target Corp.	164,075	8,412
Specialty Retail - 5.5%
AnnTaylor Stores Corp. (a)	162,402	2,040
Best Buy Co., Inc.	186,850	6,848
Home Depot, Inc.	318,576	8,923
Lowe's Companies, Inc.	564,745	12,227
Staples, Inc.	623,005	14,616
		44,654
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (a)	241,773	$ 5,554
TOTAL CONSUMER DISCRETIONARY		106,637
CONSUMER STAPLES - 7.3%
Beverages - 0.3%
Molson Coors Brewing Co. Class B	38,900	1,634
The Coca-Cola Co.	10,700	580
		2,214
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	2,520	82
Wal-Mart Stores, Inc.	183,436	9,801
Walgreen Co.	211,651	7,630
		17,513
Food Products - 1.5%
Ausnutria Dairy Hunan Co. Ltd. Class H	1,450,000	1,046
Danone	88,387	5,054
Nestle SA (Reg.)	136,298	6,460
		12,560
Household Products - 1.5%
Procter & Gamble Co.	202,407	12,458
Tobacco - 1.8%
Lorillard, Inc.	27,400	2,074
Philip Morris International, Inc.	280,008	12,743
		14,817
TOTAL CONSUMER STAPLES		59,562
ENERGY - 9.0%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	93,646	4,240
Halliburton Co.	136,600	3,990
Smith International, Inc.	132,400	4,014
Weatherford International Ltd. (a)	320,836	5,031
		17,275
Oil, Gas & Consumable Fuels - 6.9%
BG Group PLC	68,467	1,259
Chevron Corp.	184,500	13,306
EOG Resources, Inc.	36,198	3,273
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	275,697	$ 17,763
Marathon Oil Corp.	167,177	4,984
Occidental Petroleum Corp.	122,200	9,573
Plains Exploration & Production Co. (a)	42,400	1,414
Royal Dutch Shell PLC Class A sponsored ADR	79,627	4,411
		55,983
TOTAL ENERGY		73,258
FINANCIALS - 22.1%
Capital Markets - 2.6%
Bank of New York Mellon Corp.	177,336	5,159
Charles Schwab Corp.	240,399	4,397
Goldman Sachs Group, Inc.	42,478	6,317
Morgan Stanley	210,095	5,626
		21,499
Commercial Banks - 8.5%
BB&T Corp.	175,245	4,884
Comerica, Inc.	47,189	1,628
PNC Financial Services Group, Inc.	255,696	14,173
Regions Financial Corp.	333,617	2,118
U.S. Bancorp, Delaware	318,015	7,976
Wells Fargo & Co.	1,347,071	38,297
		69,076
Consumer Finance - 0.3%
Capital One Financial Corp.	59,100	2,178
Diversified Financial Services - 8.6%
Bank of America Corp.	1,655,845	25,136
CME Group, Inc.	1,200	344
JPMorgan Chase & Co.	861,013	33,528
KKR Financial Holdings LLC	888,365	5,357
Moody's Corp. (d)	204,641	5,646
NBH Holdings Corp. Class A (a)(e)	7,100	142
		70,153
Insurance - 0.5%
Allstate Corp.	30,600	916
Genworth Financial, Inc. Class A (a)	241,947	3,349
		4,265
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	441,174	$ 5,426
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)(d)	596,988	3,612
Radian Group, Inc. (d)	621,165	3,994
		7,606
TOTAL FINANCIALS		180,203
HEALTH CARE - 14.8%
Biotechnology - 2.3%
Amgen, Inc. (a)	161,798	9,462
Celgene Corp. (a)	1,491	85
Cephalon, Inc. (a)	10,282	656
Genzyme Corp. (a)	61,581	3,341
Myriad Genetics, Inc. (a)	52,000	1,222
Vertex Pharmaceuticals, Inc. (a)	100,410	3,856
		18,622
Health Care Equipment & Supplies - 2.4%
Inverness Medical Innovations, Inc. (a)(d)	435,499	17,581
St. Jude Medical, Inc. (a)	62,100	2,343
		19,924
Health Care Providers & Services - 2.0%
Express Scripts, Inc. (a)	65,800	5,518
UnitedHealth Group, Inc.	197,082	6,504
WellPoint, Inc. (a)	60,150	3,833
		15,855
Pharmaceuticals - 8.1%
Abbott Laboratories	215,500	11,409
Johnson & Johnson	302,231	18,998
Merck & Co., Inc.	341,063	13,022
Pfizer, Inc.	1,161,614	21,676
Teva Pharmaceutical Industries Ltd. sponsored ADR	21,800	1,236
		66,341
TOTAL HEALTH CARE		120,742
INDUSTRIALS - 6.7%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	229,960	8,886
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	2,083	$ 155
Precision Castparts Corp.	8,900	937
Raytheon Co.	45,025	2,361
The Boeing Co.	40,765	2,470
		14,809
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	35,500	2,051
Building Products - 0.5%
Lennox International, Inc.	106,525	4,071
Commercial Services & Supplies - 0.2%
Avery Dennison Corp.	61,713	2,006
Industrial Conglomerates - 0.1%
Textron, Inc.	60,089	1,174
Machinery - 3.1%
Cummins, Inc.	113,548	5,128
Deere & Co.	39,600	1,978
Ingersoll-Rand Co. Ltd.	393,474	12,772
PACCAR, Inc.	150,431	5,420
		25,298
Road & Rail - 0.7%
Union Pacific Corp.	94,223	5,700
TOTAL INDUSTRIALS		55,109
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 5.5%
Cisco Systems, Inc. (a)	1,126,909	25,322
Juniper Networks, Inc. (a)	237,500	5,897
QUALCOMM, Inc.	353,200	13,842
		45,061
Computers & Peripherals - 4.1%
3PAR, Inc. (a)	226,800	2,193
Apple, Inc. (a)	80,700	15,504
EMC Corp. (a)	351,300	5,856
Hewlett-Packard Co.	186,800	8,793
International Business Machines Corp.	11,800	1,444
		33,790
Electronic Equipment & Components - 1.0%
BYD Co. Ltd. (H Shares) (a)	95,500	700
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Corning, Inc.	258,750	$ 4,678
Tyco Electronics Ltd.	98,062	2,440
		7,818
Internet Software & Services - 1.4%
Google, Inc. Class A (a)	21,113	11,178
IT Services - 1.4%
Accenture PLC Class A	14,117	579
Cognizant Technology Solutions Corp. Class A (a)	80,309	3,506
MasterCard, Inc. Class A	15,900	3,973
Visa, Inc. Class A	40,200	3,298
		11,356
Semiconductors & Semiconductor Equipment - 5.6%
Altera Corp.	240,600	5,130
Applied Materials, Inc.	157,503	1,918
ARM Holdings PLC sponsored ADR	33	0
ASM International NV (NASDAQ) (a)	58,837	1,350
ASML Holding NV (NY Shares)	177,600	5,550
Lam Research Corp. (a)	168,902	5,575
MEMC Electronic Materials, Inc. (a)	834,148	10,494
National Semiconductor Corp.	516,290	6,846
Samsung Electronics Co. Ltd.	1,842	1,246
Taiwan Semiconductor Manufacturing Co. Ltd.	1,538,453	2,960
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	490,501	4,983
		46,052
Software - 2.1%
Adobe Systems, Inc. (a)	173,305	5,598
Autonomy Corp. PLC (a)	248,572	6,157
Citrix Systems, Inc. (a)	52,800	2,194
Informatica Corp. (a)	34,500	817
Oracle Corp.	10,529	243
Salesforce.com, Inc. (a)	29,447	1,871
		16,880
TOTAL INFORMATION TECHNOLOGY		172,135
MATERIALS - 3.1%
Chemicals - 3.0%
Albemarle Corp.	110,080	3,932
Dow Chemical Co.	214,777	5,818
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	270,439	$ 8,819
Monsanto Co.	82,132	6,232
		24,801
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	7,012	468
TOTAL MATERIALS		25,269
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	490,209	14,422
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	481,738	1,580
TOTAL TELECOMMUNICATION SERVICES		16,002
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
AES Corp.	162,800	2,056
TOTAL COMMON STOCKS (Cost $800,152)		810,973
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.5%
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Bank of America Corp.	259,400	3,917
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG	35,000	2,824
TOTAL PREFERRED STOCKS (Cost $7,050)		6,741
Convertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp.:
6% 9/30/14 (c)(f)	$ 1,360	$ 170
7.75% 6/1/15 (c)	2,950	0 *
		170
TOTAL CONVERTIBLE BONDS (Cost $301)		170
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.17% (g)	1,526,670	1,527
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(g)	11,603,364	11,603
TOTAL MONEY MARKET FUNDS (Cost $13,130)		13,130
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $820,633)		831,014
NET OTHER ASSETS - (1.8)%		(14,497)
NET ASSETS - 100%		$ 816,517
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $142,000 or 0.0% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	59
Total	$ 66
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 109,461	$ 106,637	$ 2,824	$ -
Consumer Staples	59,562	48,048	11,514	-
Energy	73,258	71,999	1,259	-
Financials	184,120	183,978	-	142
Health Care	120,742	120,742	-	-
Industrials	55,109	55,109	-	-
Information Technology	172,135	165,978	6,157	-
Materials	25,269	25,269	-	-
Telecommunication Services	16,002	16,002	-	-
Utilities	2,056	2,056	-	-
Corporate Bonds	170	-	-	170
Money Market Funds	13,130	13,130	-	-
Total Investments in Securities:	$ 831,014	$ 808,948	$ 21,754	$ 312
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 237
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	585
Cost of Purchases	598
Proceeds of Sales	(1,108)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 312
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 585

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $837,966,000. Net unrealized depreciation aggregated $6,952,000, of which $52,060,000 related to appreciated investment securities and $59,012,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund

January 31, 2010

1.813018.105

MCS-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 2.4%
BorgWarner, Inc.	1,000,000	$ 35,090
Johnson Controls, Inc.	2,700,000	75,141
Tenneco, Inc. (a)	1,881,700	33,268
The Goodyear Tire & Rubber Co. (a)	2,000,000	26,680
		170,179
Automobiles - 1.3%
Ford Motor Co. (a)	3,500,000	37,940
Harley-Davidson, Inc.	1,500,000	34,110
Thor Industries, Inc.	500,000	15,875
		87,925
Hotels, Restaurants & Leisure - 2.0%
Bally Technologies, Inc. (a)	500,000	19,835
Morgans Hotel Group Co. (a)(c)(d)	2,000,000	8,020
Royal Caribbean Cruises Ltd. (a)(c)	1,750,000	45,658
Starwood Hotels & Resorts Worldwide, Inc.	305,300	10,173
Wyndham Worldwide Corp.	2,500,000	52,475
		136,161
Household Durables - 4.1%
Black & Decker Corp.	500,000	32,330
Harman International Industries, Inc.	1,000,000	35,550
Lennar Corp. Class A	1,700,000	26,112
Mohawk Industries, Inc. (a)	1,600,000	66,256
Newell Rubbermaid, Inc.	3,250,000	44,103
Sealy Corp., Inc. (a)(c)	4,000,000	11,920
Whirlpool Corp.	900,000	67,662
		283,933
Internet & Catalog Retail - 0.4%
Blue Nile, Inc. (a)(c)	600,000	30,930
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc. (c)	600,000	26,526
Media - 0.9%
Interpublic Group of Companies, Inc. (a)	4,000,000	25,840
National CineMedia, Inc. (d)	2,550,000	38,199
NeuLion, Inc. (a)	3,500,000	2,193
		66,232
Multiline Retail - 0.3%
Macy's, Inc.	1,500,000	23,895
Specialty Retail - 4.5%
Abercrombie & Fitch Co. Class A	700,000	22,078
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AnnTaylor Stores Corp. (a)	1,100,000	$ 13,816
bebe Stores, Inc.	1,500,000	9,270
Cabela's, Inc. Class A (a)(c)	740,541	11,938
CarMax, Inc. (a)	1,000,000	20,630
Chico's FAS, Inc. (a)	1,250,000	15,963
Coldwater Creek, Inc. (a)	2,000,000	8,920
Dick's Sporting Goods, Inc. (a)	2,000,000	44,740
Office Depot, Inc. (a)	3,000,000	17,040
Pier 1 Imports, Inc. (a)	2,500,000	12,750
RadioShack Corp.	1,000,000	19,520
Staples, Inc.	3,000,000	70,380
Talbots, Inc. (a)(c)(d)	2,900,000	32,654
Urban Outfitters, Inc. (a)	500,000	15,785
		315,484
Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands, Inc. (a)(d)	6,000,000	137,820
Iconix Brand Group, Inc. (a)	989,200	12,484
		150,304
TOTAL CONSUMER DISCRETIONARY		1,291,569
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.7%
Rite Aid Corp. (a)	13,000,000	17,680
Whole Foods Market, Inc. (a)(c)	1,250,000	34,025
		51,705
Food Products - 0.9%
Bunge Ltd.	500,000	29,395
Origin Agritech Ltd. (a)	1,000,000	10,600
Smithfield Foods, Inc. (a)	1,500,000	22,590
		62,585
TOTAL CONSUMER STAPLES		114,290
ENERGY - 8.0%
Energy Equipment & Services - 2.4%
Exterran Holdings, Inc. (a)	1,000,000	20,280
Helmerich & Payne, Inc.	500,000	20,915
Noble Corp.	1,000,000	40,320
North American Energy Partners, Inc. (a)(d)	2,500,000	16,275
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Patterson-UTI Energy, Inc.	2,100,000	$ 32,256
Weatherford International Ltd. (a)	2,500,000	39,200
		169,246
Oil, Gas & Consumable Fuels - 5.6%
Arch Coal, Inc.	2,000,000	42,140
Comstock Resources, Inc. (a)	800,000	31,192
Continental Resources, Inc. (a)(c)	500,000	18,985
EXCO Resources, Inc.	1,000,000	17,540
Massey Energy Co.	750,000	28,890
OPTI Canada, Inc. (a)	3,000,000	5,415
Plains Exploration & Production Co. (a)	2,000,000	66,700
Range Resources Corp.	500,000	23,000
Southwestern Energy Co. (a)	1,100,000	47,168
Ultra Petroleum Corp. (a)	1,000,000	45,940
Whiting Petroleum Corp. (a)	1,000,000	66,560
		393,530
TOTAL ENERGY		562,776
FINANCIALS - 18.9%
Capital Markets - 0.5%
Calamos Asset Management, Inc. Class A	975,000	12,626
Jefferies Group, Inc. (c)	1,000,000	25,540
		38,166
Commercial Banks - 9.6%
Associated Banc-Corp.	1,459,300	18,562
Banco Macro SA sponsored ADR (c)	1,250,000	35,638
BB&T Corp.	1,200,000	33,444
Boston Private Financial Holdings, Inc.	1,500,000	10,755
Cathay General Bancorp (c)	2,000,000	19,160
Comerica, Inc.	1,750,000	60,393
Fifth Third Bancorp	3,000,000	37,320
First Horizon National Corp.	1,673,943	21,678
FirstMerit Corp.	1,000,000	20,490
Huntington Bancshares, Inc.	5,563,500	26,649
Marshall & Ilsley Corp.	3,500,000	24,185
North American Financial Holdings, Inc. Class A (a)(e)	900,000	18,000
PNC Financial Services Group, Inc.	1,400,000	77,602
Regions Financial Corp.	12,000,000	76,200
Sterling Bancshares, Inc.	2,500,000	12,775
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	2,500,000	$ 60,825
Western Alliance Bancorp. (a)	591,716	3,036
Zions Bancorp (c)	6,000,000	113,820
		670,532
Consumer Finance - 1.3%
Capital One Financial Corp.	2,000,000	73,720
ORIX Corp. sponsored ADR (c)	500,000	18,680
		92,400
Diversified Financial Services - 0.5%
KKR Financial Holdings LLC	5,500,000	33,165
Insurance - 5.5%
Aon Corp.	1,000,000	38,900
Genworth Financial, Inc. Class A (a)	14,000,000	193,753
Lincoln National Corp.	2,500,090	61,452
Protective Life Corp.	1,900,000	32,015
XL Capital Ltd. Class A	3,500,000	58,695
		384,815
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc.	1,547,500	15,475
The Macerich Co. (c)	594,756	18,348
		33,823
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	2,350,000	28,905
Thrifts & Mortgage Finance - 0.6%
First Niagara Financial Group, Inc.	1,000,000	13,730
MGIC Investment Corp. (a)(c)	2,150,000	13,008
Radian Group, Inc. (c)	2,000,000	12,860
		39,598
TOTAL FINANCIALS		1,321,404
HEALTH CARE - 8.5%
Biotechnology - 1.4%
Cephalon, Inc. (a)(c)	900,000	57,456
Vertex Pharmaceuticals, Inc. (a)	1,100,000	42,240
		99,696
Health Care Equipment & Supplies - 5.0%
CareFusion Corp. (a)	1,000,000	25,750
Covidien PLC	1,400,000	70,784
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Delcath Systems, Inc. (a)(c)(d)	2,000,000	$ 8,620
Edwards Lifesciences Corp. (a)	600,000	53,772
Inverness Medical Innovations, Inc. (a)(c)	1,500,000	60,555
Masimo Corp. (a)	1,050,000	29,148
St. Jude Medical, Inc. (a)	2,000,000	75,460
Stryker Corp.	500,000	25,960
		350,049
Health Care Providers & Services - 1.8%
CIGNA Corp.	750,000	25,328
Emeritus Corp. (a)(c)	837,849	15,249
Express Scripts, Inc. (a)	600,000	50,316
Sunrise Senior Living, Inc. (a)	2,419,471	7,186
Tenet Healthcare Corp. (a)	5,000,000	27,700
		125,779
Pharmaceuticals - 0.3%
XenoPort, Inc. (a)	1,100,000	20,328
TOTAL HEALTH CARE		595,852
INDUSTRIALS - 12.8%
Aerospace & Defense - 0.6%
Precision Castparts Corp.	400,000	42,100
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	400,000	22,652
Airlines - 0.3%
Hawaiian Holdings, Inc. (a)(d)	4,000,000	23,760
Building Products - 1.4%
Lennox International, Inc.	1,600,000	61,152
Masco Corp.	2,500,000	33,900
		95,052
Commercial Services & Supplies - 1.7%
Republic Services, Inc.	3,400,000	91,086
Waste Management, Inc.	750,000	24,038
		115,124
Electrical Equipment - 0.3%
Regal-Beloit Corp.	500,000	23,700
Industrial Conglomerates - 0.7%
Textron, Inc.	2,500,000	48,825
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 3.5%
AGCO Corp. (a)	1,400,000	$ 43,274
Cummins, Inc.	700,000	31,612
Ingersoll-Rand Co. Ltd.	2,200,000	71,412
JTEKT Corp.	2,000,000	22,843
The Stanley Works	500,000	25,625
Toro Co. (c)	500,000	19,475
Trinity Industries, Inc.	1,700,000	26,588
		240,829
Marine - 0.1%
American Commercial Lines, Inc. (a)(c)	575,000	8,821
Professional Services - 0.3%
CoStar Group, Inc. (a)(c)	500,000	20,190
Road & Rail - 3.6%
Avis Budget Group, Inc. (a)	1,493,800	16,163
Con-way, Inc.	1,350,000	38,637
CSX Corp.	1,100,000	47,146
Hertz Global Holdings, Inc. (a)(c)	2,500,000	25,900
Knight Transportation, Inc.	1,500,000	27,150
Old Dominion Freight Lines, Inc. (a)	1,500,000	41,250
Ryder System, Inc.	1,500,000	54,600
		250,846
TOTAL INDUSTRIALS		891,899
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 4.3%
Comverse Technology, Inc. (a)	9,000,000	85,590
Infinera Corp. (a)(c)	2,900,000	19,865
Juniper Networks, Inc. (a)	6,000,000	148,980
QUALCOMM, Inc.	1,100,000	43,109
		297,544
Computers & Peripherals - 0.2%
3PAR, Inc. (a)(c)	1,725,463	16,685
Electronic Equipment & Components - 4.1%
Arrow Electronics, Inc. (a)	1,250,000	32,838
Avnet, Inc. (a)	1,000,000	26,440
Corning, Inc.	1,500,000	27,120
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd. (a)	20,000,000	$ 126,800
Tyco Electronics Ltd.	3,000,000	74,640
		287,838
Internet Software & Services - 0.7%
IAC/InterActiveCorp (a)	1,000,000	20,080
Move, Inc. (a)(d)	15,000,000	26,250
		46,330
IT Services - 1.4%
Genpact Ltd. (a)	2,500,000	34,675
Telvent GIT SA	750,000	27,015
WNS Holdings Ltd. sponsored ADR (a)(c)	2,500,000	38,425
		100,115
Semiconductors & Semiconductor Equipment - 7.9%
Altera Corp.	1,400,000	29,848
Applied Micro Circuits Corp. (a)(d)	6,500,000	47,645
ARM Holdings PLC sponsored ADR	3,000,000	27,210
ASM International NV (NASDAQ) (a)(c)	1,500,000	34,410
ASML Holding NV (NY Shares)	1,700,000	53,125
Broadcom Corp. Class A (a)	1,200,000	32,064
Marvell Technology Group Ltd. (a)	3,000,000	52,290
MEMC Electronic Materials, Inc. (a)	1,000,000	12,580
Micron Technology, Inc. (a)	3,000,000	26,160
National Semiconductor Corp.	3,400,000	45,084
ON Semiconductor Corp. (a)	9,400,000	67,774
PMC-Sierra, Inc. (a)	4,000,000	31,800
Samsung Electronics Co. Ltd.	50,000	33,825
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,000,000	60,960
		554,775
Software - 2.5%
Adobe Systems, Inc. (a)	1,000,000	32,300
ANSYS, Inc. (a)	850,000	35,581
Autonomy Corp. PLC (a)	750,000	18,578
Citrix Systems, Inc. (a)	600,000	24,930
TIBCO Software, Inc. (a)	3,000,000	26,880
VMware, Inc. Class A (a)	750,000	34,058
		172,327
TOTAL INFORMATION TECHNOLOGY		1,475,614
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.2%
Chemicals - 1.8%
Airgas, Inc.	600,000	$ 25,356
Intrepid Potash, Inc. (a)(c)	1,500,000	36,735
K&S AG	600,000	33,719
Terra Industries, Inc.	1,000,000	31,600
		127,410
Metals & Mining - 2.1%
Agnico-Eagle Mines Ltd. (Canada)	500,000	25,274
Newcrest Mining Ltd.	2,000,000	55,761
Newmont Mining Corp.	350,000	15,001
Silver Wheaton Corp. (a)	3,000,000	41,382
Timminco Ltd. (a)(c)	7,000,000	7,659
		145,077
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. (a)	2,500,000	17,775
TOTAL MATERIALS		290,262
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 4.4%
Global Crossing Ltd. (a)(d)	4,500,000	62,865
Level 3 Communications, Inc. (a)(c)	15,000,000	20,850
Qwest Communications International, Inc.	17,000,000	71,570
tw telecom, inc. (a)(d)	10,000,000	154,100
		309,385
Wireless Telecommunication Services - 1.2%
Crown Castle International Corp. (a)	750,000	27,705
SBA Communications Corp. Class A (a)	750,000	24,818
Vivo Participacoes SA sponsored ADR	1,000,000	27,990
		80,513
TOTAL TELECOMMUNICATION SERVICES		389,898
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 1.1%
AES Corp.	3,300,000	41,679
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Calpine Corp. (a)	2,000,000	$ 21,900
RRI Energy, Inc. (a)	2,500,000	12,375
		75,954
TOTAL COMMON STOCKS (Cost $6,670,124)		7,009,518
Money Market Funds - 4.8%

Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f) (Cost $337,185)	337,184,540	337,185
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $7,007,309)		7,346,703
NET OTHER ASSETS - (5.1)%		(358,387)
NET ASSETS - 100%		$ 6,988,316
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,000,000 or 0.3% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 45
Fidelity Securities Lending Cash Central Fund	2,420
Total	$ 2,465
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Micro Circuits Corp.	$ 34,880	$ 693	$ -	$ -	$ 47,645
Comverse Technology, Inc.	92,950	-	31,921	-	-
Delcath Systems, Inc.	-	7,200	-	-	8,620
Global Crossing Ltd.	32,670	401	687	-	62,865
Hanesbrands, Inc.	82,300	21,828	508	-	137,820
Hawaiian Holdings, Inc.	-	32,710	-	-	23,760
Morgans Hotel Group Co.	2,285	6,399	-	-	8,020
Move, Inc.	29,923	1,092	337	-	26,250
National CineMedia, Inc.	45,839	-	9,465	1,373	38,199
North American Energy Partners, Inc.	9,085	1,109	-	-	16,275
Talbots, Inc.	-	26,733	1,133	-	32,654
Telvent GIT SA	35,794	-	43,955	-	-
Timminco Ltd.	5,133	4,463	-	-	-
tw telecom, inc.	105,685	-	19,929	-	154,100
Total	$ 476,544	$ 102,628	$ 107,935	$ 1,373	$ 556,208
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,291,569	$ 1,291,569	$ -	$ -
Consumer Staples	114,290	114,290	-	-
Energy	562,776	562,776	-	-
Financials	1,321,404	1,303,404	-	18,000
Health Care	595,852	595,852	-	-
Industrials	891,899	891,899	-	-
Information Technology	1,475,614	1,457,036	18,578	-
Materials	290,262	256,543	33,719	-
Telecommunication Services	389,898	389,898	-	-
Utilities	75,954	75,954	-	-
Money Market Funds	337,185	337,185	-	-
Total Investments in Securities:	$ 7,346,703	$ 7,276,406	$ 52,297	$ 18,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	18,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 18,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $7,018,363,000. Net unrealized appreciation aggregated $328,340,000, of which $1,253,087,000 related to appreciated investment securities and $924,747,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Discovery
Fund
(formerly Fidelity Small Cap
Retirement Fund)

January 31, 2010

1.813037.105

SMR-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Diversified Consumer Services - 3.2%
Matthews International Corp. Class A	214,500	$ 7,260,825
Regis Corp.	220,000	3,504,600
		10,765,425
Household Durables - 4.6%
Ethan Allen Interiors, Inc. (c)	384,323	5,568,840
Meritage Homes Corp. (a)	425,000	9,515,748
		15,084,588
Specialty Retail - 3.0%
Asbury Automotive Group, Inc. (a)	430,707	4,767,926
Tsutsumi Jewelry Co. Ltd.	268,600	5,123,842
		9,891,768
TOTAL CONSUMER DISCRETIONARY		35,741,781
CONSUMER STAPLES - 6.0%
Food & Staples Retailing - 6.0%
BJ's Wholesale Club, Inc. (a)	265,000	8,954,350
Casey's General Stores, Inc.	295,000	9,050,600
Ingles Markets, Inc. Class A	139,900	1,980,984
		19,985,934
ENERGY - 4.5%
Energy Equipment & Services - 2.3%
Superior Energy Services, Inc. (a)	329,400	7,566,318
Oil, Gas & Consumable Fuels - 2.2%
Mariner Energy, Inc. (a)	501,830	7,251,444
TOTAL ENERGY		14,817,762
FINANCIALS - 21.8%
Capital Markets - 2.3%
optionsXpress Holdings, Inc.	365,000	5,237,750
Sparx Group Co. Ltd. (a)(c)	19,500	2,549,019
		7,786,769
Commercial Banks - 7.4%
Associated Banc-Corp. (c)	503,612	6,405,945
CapitalSource, Inc.	1,280,300	6,132,637
National Penn Bancshares, Inc.	600,000	3,600,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
TCF Financial Corp. (c)	410,000	$ 6,002,400
Western Liberty Bancorp (a)	350,000	2,198,000
		24,338,982
Insurance - 4.3%
Endurance Specialty Holdings Ltd.	130,000	4,682,600
Platinum Underwriters Holdings Ltd.	262,000	9,500,120
		14,182,720
Real Estate Investment Trusts - 2.0%
Alexandria Real Estate Equities, Inc. (c)	110,000	6,570,300
Real Estate Management & Development - 1.6%
Jones Lang LaSalle, Inc.	95,000	5,415,950
Thrifts & Mortgage Finance - 4.2%
Astoria Financial Corp.	608,120	8,027,184
Washington Federal, Inc.	310,000	5,781,500
		13,808,684
TOTAL FINANCIALS		72,103,405
HEALTH CARE - 12.0%
Health Care Providers & Services - 12.0%
Chemed Corp.	171,900	7,993,350
MEDNAX, Inc. (a)	138,600	7,880,796
Providence Service Corp. (a)	438,589	5,631,483
PSS World Medical, Inc. (a)	195,000	4,001,400
Team Health Holdings, Inc.	442,887	6,532,583
VCA Antech, Inc. (a)	295,000	7,490,050
		39,529,662
INDUSTRIALS - 14.4%
Commercial Services & Supplies - 4.4%
HNI Corp. (c)	284,000	7,105,680
United Stationers, Inc. (a)	135,000	7,365,600
		14,471,280
Machinery - 2.3%
Blount International, Inc. (a)	431,000	4,801,340
Nippon Thompson Co. Ltd.	493,000	2,807,156
		7,608,496
Trading Companies & Distributors - 7.7%
H&E Equipment Services, Inc. (a)	879,800	9,334,678
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Interline Brands, Inc. (a)	398,491	$ 6,694,649
WESCO International, Inc. (a)	335,000	9,286,200
		25,315,527
TOTAL INDUSTRIALS		47,395,303
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 4.3%
Polycom, Inc. (a)	340,000	7,626,200
ViaSat, Inc. (a)	240,000	6,559,200
		14,185,400
Electronic Equipment & Components - 4.5%
Diploma PLC	850,000	2,415,943
Macnica, Inc.	175,700	2,913,735
Ryoyo Electro Corp.	244,300	2,075,752
SYNNEX Corp. (a)	285,685	7,562,082
		14,967,512
Internet Software & Services - 1.6%
DealerTrack Holdings, Inc. (a)	291,609	5,240,214
IT Services - 2.3%
Wright Express Corp. (a)	260,400	7,645,344
Semiconductors & Semiconductor Equipment - 1.5%
Miraial Co. Ltd.	183,000	4,916,085
Software - 2.8%
MICROS Systems, Inc. (a)	150,000	4,287,000
Monotype Imaging Holdings, Inc. (a)	527,288	4,761,411
		9,048,411
TOTAL INFORMATION TECHNOLOGY		56,002,966
MATERIALS - 6.7%
Chemicals - 1.3%
Spartech Corp.	429,078	4,329,397
Metals & Mining - 5.4%
Carpenter Technology Corp.	308,900	8,278,520
RTI International Metals, Inc. (a)	380,000	9,405,000
		17,683,520
TOTAL MATERIALS		22,012,917
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Cogent Communications Group, Inc. (a)	325,300	$ 3,552,276
UTILITIES - 1.7%
Gas Utilities - 1.7%
Southwest Gas Corp.	209,012	5,783,362
TOTAL COMMON STOCKS (Cost $290,103,852)		316,925,368
Nonconvertible Preferred Stocks - 2.8%

CONSUMER DISCRETIONARY - 1.8%
Household Durables - 1.8%
M/I Homes, Inc. Series A, 9.75% (a)	375,873	5,920,000
FINANCIALS - 1.0%
Real Estate Investment Trusts - 1.0%
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	161,700	3,437,742
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,491,091)		9,357,742
Convertible Bonds - 1.0%
Principal Amount
HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
Providence Service Corp. 6.5% 5/15/14 (Cost $2,464,320)	$ 4,000,000	3,320,000
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (d)	7,526,417	$ 7,526,417
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	12,232,748	12,232,748
TOTAL MONEY MARKET FUNDS (Cost $19,759,165)		19,759,165
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $318,818,428)		349,362,275
NET OTHER ASSETS - (5.8)%		(19,224,522)
NET ASSETS - 100%		$ 330,137,753
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,587
Fidelity Securities Lending Cash Central Fund	21,586
Total	$ 31,173
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 41,661,781	$ 41,661,781	$ -	$ -
Consumer Staples	19,985,934	19,985,934	-	-
Energy	14,817,762	14,817,762	-	-
Financials	75,541,147	75,541,147	-	-
Health Care	39,529,662	39,529,662	-	-
Industrials	47,395,303	47,395,303	-	-
Information Technology	56,002,966	53,587,023	2,415,943	-
Materials	22,012,917	22,012,917	-	-
Telecommunication Services	3,552,276	3,552,276	-	-
Utilities	5,783,362	5,783,362	-	-
Corporate Bonds	3,320,000	-	3,320,000	-
Money Market Funds	19,759,165	19,759,165	-	-
Total Investments in Securities	$ 349,362,275	$ 343,626,332	$ 5,735,943	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $319,103,962. Net unrealized appreciation aggregated $30,258,313, of which $47,624,259 related to appreciated investment securities and $17,365,946 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

January 31, 2010

1.813072.105

SLC-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 1.1%
Modine Manufacturing Co. (a)	555,900	$ 5,287
The Goodyear Tire & Rubber Co. (a)	1,180,000	15,741
TRW Automotive Holdings Corp. (a)	755,100	17,390
		38,418
Hotels, Restaurants & Leisure - 2.1%
Burger King Holdings, Inc.	2,656,000	46,321
Denny's Corp. (a)	2,210,000	5,348
Jack in the Box, Inc. (a)	984,283	19,203
Wyndham Worldwide Corp.	142,200	2,985
		73,857
Household Durables - 1.8%
Ethan Allen Interiors, Inc.	360,300	5,221
KB Home	836,669	12,784
Lennar Corp. Class A	1,172,722	18,013
M.D.C. Holdings, Inc.	100,000	3,360
Pulte Homes, Inc.	1,639,260	17,245
Ryland Group, Inc.	200,000	4,452
		61,075
Media - 2.6%
Focus Media Holding Ltd. ADR (a)(c)	797,200	10,698
Virgin Media, Inc. (c)	5,610,250	79,609
		90,307
Specialty Retail - 0.4%
Big 5 Sporting Goods Corp.	200,000	2,922
Shoe Carnival, Inc. (a)	582,670	10,645
		13,567
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	30,000	2,945
Fossil, Inc. (a)	150,000	4,898
Iconix Brand Group, Inc. (a)	300,000	3,786
		11,629
TOTAL CONSUMER DISCRETIONARY		288,853
CONSUMER STAPLES - 5.3%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	889,575	14,304
Food & Staples Retailing - 0.4%
Winn-Dixie Stores, Inc. (a)	1,314,144	13,312
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 4.5%
Chiquita Brands International, Inc. (a)(c)(d)	2,880,070	$ 42,251
Corn Products International, Inc.	800,000	22,736
Dole Food Co., Inc. (c)	1,772,954	20,389
Fresh Del Monte Produce, Inc. (a)	950,031	19,314
Global Bio-Chem Technology Group Co. Ltd.	58,189,000	16,264
Ralcorp Holdings, Inc. (a)	200,000	12,360
Smithfield Foods, Inc. (a)(c)	1,705,200	25,680
		158,994
TOTAL CONSUMER STAPLES		186,610
ENERGY - 5.0%
Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc. (a)	700,000	23,464
BJ Services Co.	499,997	10,335
Hornbeck Offshore Services, Inc. (a)	499,501	10,744
Parker Drilling Co. (a)	1,299,893	6,252
TETRA Technologies, Inc. (a)	1,000,800	10,468
		61,263
Oil, Gas & Consumable Fuels - 3.3%
Arena Resources, Inc. (a)	200,000	7,668
Denbury Resources, Inc. (a)	1,500,000	20,325
Mariner Energy, Inc. (a)	1,578,614	22,811
Massey Energy Co.	200,000	7,704
OPTI Canada, Inc. (a)	1,700,000	3,068
Petrobank Energy & Resources Ltd. (a)	400,000	19,762
Petroleum Development Corp. (a)	200,000	4,192
Plains Exploration & Production Co. (a)	373,668	12,462
Quicksilver Gas Services LP	600,000	12,126
SandRidge Energy, Inc. (a)	500,000	4,230
		114,348
TOTAL ENERGY		175,611
FINANCIALS - 20.9%
Capital Markets - 5.2%
AllianceBernstein Holding LP	500,000	12,870
E*TRADE Financial Corp. (a)	29,653,326	45,073
Fifth Street Finance Corp.	700,000	7,665
GLG Partners, Inc. (a)	2,000,000	5,860
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	50,000	$ 7,436
Janus Capital Group, Inc.	2,840,300	34,680
Morgan Stanley	600,000	16,068
optionsXpress Holdings, Inc.	500,000	7,175
State Street Corp.	1,046,550	44,876
		181,703
Commercial Banks - 3.2%
Comerica, Inc.	600,000	20,706
Huntington Bancshares, Inc.	4,249,900	20,357
KeyCorp	7,563,600	54,307
Zions Bancorp (c)	798,600	15,149
		110,519
Diversified Financial Services - 1.3%
Bank of America Corp.	1,911,400	29,015
NBH Holdings Corp. Class A (a)(e)	137,700	2,754
NYSE Euronext	599,900	14,044
		45,813
Insurance - 11.2%
Allied World Assurance Co. Holdings Ltd.	284,200	12,721
Arch Capital Group Ltd. (a)	329,768	23,592
Assured Guaranty Ltd.	5,186,121	117,518
Endurance Specialty Holdings Ltd.	821,000	29,572
Genworth Financial, Inc. Class A (a)	3,200,000	44,288
Max Capital Group Ltd.	517,800	11,661
Montpelier Re Holdings Ltd.	599,400	10,124
Transatlantic Holdings, Inc.	196,000	9,739
Validus Holdings Ltd.	1,157,622	30,677
XL Capital Ltd. Class A	6,150,000	103,136
		393,028
Real Estate Investment Trusts - 0.0%
Sunstone Hotel Investors, Inc.	103,500	889
TOTAL FINANCIALS		731,952
HEALTH CARE - 12.4%
Biotechnology - 3.5%
Alkermes, Inc. (a)	2,205,826	24,132
Allos Therapeutics, Inc. (a)(c)	572,600	4,157
Amylin Pharmaceuticals, Inc. (a)	1,195,879	21,502
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
BB BIOTECH AG	134,610	$ 9,249
Exelixis, Inc. (a)	1,574,626	10,440
Human Genome Sciences, Inc. (a)	37,443	991
ImmunoGen, Inc. (a)	1,119,900	7,828
Myriad Genetics, Inc. (a)	1,062,150	24,961
Renovo Group PLC (a)(d)	10,920,310	5,207
United Therapeutics Corp. (a)	220,000	13,105
		121,572
Health Care Equipment & Supplies - 2.0%
Cooper Companies, Inc.	100,000	3,532
ev3, Inc. (a)	950,000	13,851
Integra LifeSciences Holdings Corp. (a)	178,264	6,845
Kinetic Concepts, Inc. (a)	550,000	22,710
Mako Surgical Corp. (a)(c)	500,000	5,740
NuVasive, Inc. (a)	19,300	533
RTI Biologics, Inc. (a)	1,817,488	5,743
Thoratec Corp. (a)	100,000	2,835
Wright Medical Group, Inc. (a)	499,650	8,934
		70,723
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc. (a)	615,000	11,224
Community Health Systems, Inc. (a)	467,905	15,263
Coventry Health Care, Inc. (a)	139,000	3,180
Emeritus Corp. (a)	184,400	3,356
Genoptix, Inc. (a)	228,568	7,442
Health Net, Inc. (a)	400,000	9,704
Owens & Minor, Inc.	100,000	4,009
Psychiatric Solutions, Inc. (a)	400,000	8,820
		62,998
Life Sciences Tools & Services - 3.9%
Bruker BioSciences Corp. (a)	146,700	1,800
Covance, Inc. (a)	320,000	18,595
ICON PLC sponsored ADR (a)	600,000	14,904
Illumina, Inc. (a)	428,996	15,740
Life Technologies Corp. (a)	200,000	9,942
PAREXEL International Corp. (a)	700,000	13,538
Pharmaceutical Product Development, Inc.	600,000	14,016
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (a)	1,731,520	$ 37,678
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	550,091	8,273
		134,486
Pharmaceuticals - 1.2%
Cadence Pharmaceuticals, Inc. (a)	450,400	4,486
Elan Corp. PLC sponsored ADR (a)	3,458,000	25,762
Pronova BioPharma ASA (a)	3,042,703	8,953
ViroPharma, Inc. (a)	400,000	3,952
		43,153
TOTAL HEALTH CARE		432,932
INDUSTRIALS - 20.2%
Aerospace & Defense - 1.3%
AerCap Holdings NV (a)	513,200	4,491
Alliant Techsystems, Inc. (a)	218,000	17,215
GeoEye, Inc. (a)	871,760	22,378
		44,084
Air Freight & Logistics - 1.0%
Forward Air Corp.	1,132,232	26,755
UTI Worldwide, Inc.	598,725	8,220
		34,975
Airlines - 8.9%
AirTran Holdings, Inc. (a)(c)	3,460,000	16,677
Alaska Air Group, Inc. (a)	638,728	20,018
AMR Corp. (a)	8,224,850	56,916
Continental Airlines, Inc. Class B (a)	1,894,500	34,840
Delta Air Lines, Inc. (a)	6,236,800	76,276
Hawaiian Holdings, Inc. (a)	842,510	5,005
JetBlue Airways Corp. (a)(c)	3,889,246	19,213
UAL Corp. (a)(c)	3,872,700	47,363
US Airways Group, Inc. (a)(c)	6,707,791	35,618
		311,926
Commercial Services & Supplies - 1.6%
Avery Dennison Corp.	400,000	13,004
Clean Harbors, Inc. (a)	249,695	14,298
Corrections Corp. of America (a)	700,043	13,098
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Geo Group, Inc. (a)	550,298	$ 10,181
Waste Connections, Inc. (a)	180,000	5,791
		56,372
Construction & Engineering - 0.8%
MasTec, Inc. (a)	1,738,759	21,369
Orion Marine Group, Inc. (a)	450,000	8,519
		29,888
Electrical Equipment - 0.8%
A123 Systems, Inc. (c)	13,700	219
Fushi Copperweld, Inc. (a)	425,000	3,919
SunPower Corp.:
Class A (a)(c)	857,300	17,480
Class B (a)	300,000	5,571
		27,189
Machinery - 1.3%
Actuant Corp. Class A	500,026	8,385
AGCO Corp. (a)	650,000	20,092
Austal Ltd.	1,311,450	2,795
Terex Corp. (a)	690,000	13,490
		44,762
Professional Services - 0.7%
Diamond Management & Technology Consultants, Inc.	1,000,041	7,400
FTI Consulting, Inc. (a)	405,914	16,825
		24,225
Road & Rail - 3.7%
Avis Budget Group, Inc. (a)	1,391,800	15,059
Celadon Group, Inc. (a)	980,945	9,633
Con-way, Inc.	1,090,000	31,196
Frozen Food Express Industries, Inc. (d)	1,000,000	3,600
Hertz Global Holdings, Inc. (a)(c)	386,600	4,005
Knight Transportation, Inc.	2,200,059	39,821
Landstar System, Inc.	359,200	13,035
Marten Transport Ltd. (a)	475,000	8,365
Ryder System, Inc.	146,234	5,323
		130,037
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Kaman Corp.	140,000	$ 3,485
TOTAL INDUSTRIALS		706,943
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 0.1%
Riverbed Technology, Inc. (a)	200,000	4,484
Computers & Peripherals - 2.7%
SanDisk Corp. (a)	3,000,000	76,260
Seagate Technology	1,000,000	16,730
		92,990
Electronic Equipment & Components - 1.5%
DDi Corp. (a)(d)	1,080,000	4,655
HannStar Display Corp. (a)	48,000,355	10,887
IPG Photonics Corp. (a)	322,500	4,644
Itron, Inc. (a)	510,000	31,385
		51,571
Internet Software & Services - 0.7%
Art Technology Group, Inc. (a)	5,460,292	24,462
IT Services - 5.5%
Alliance Data Systems Corp. (a)(c)	2,381,200	141,584
CACI International, Inc. Class A (a)	235,048	11,275
CyberSource Corp. (a)	800,063	14,465
Devoteam SA	252,568	6,505
ExlService Holdings, Inc. (a)	1,019,189	18,498
		192,327
Semiconductors & Semiconductor Equipment - 13.8%
ARM Holdings PLC sponsored ADR (c)	4,422,500	40,112
ASML Holding NV (NY Shares)	272,643	8,520
Cirrus Logic, Inc. (a)	300,298	2,048
Cymer, Inc. (a)	632,780	19,850
Cypress Semiconductor Corp. (a)	2,069,178	20,795
FormFactor, Inc. (a)	1,045,365	16,172
Himax Technologies, Inc. sponsored ADR (c)	19,090,974	56,700
KLA-Tencor Corp.	250,000	7,050
Kulicke & Soffa Industries, Inc. (a)	2,513,856	11,589
LTX-Credence Corp. (a)	5,618,380	14,102
MEMC Electronic Materials, Inc. (a)	2,061,200	25,930
Micron Technology, Inc. (a)	11,730,466	102,290
MIPS Technologies, Inc. (a)	580,951	2,242
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Novellus Systems, Inc. (a)	925,000	$ 19,333
NVIDIA Corp. (a)	3,734,833	57,479
Omnivision Technologies, Inc. (a)	500,000	6,450
ON Semiconductor Corp. (a)	1,555,071	11,212
PDF Solutions, Inc. (a)(d)	2,046,770	8,105
Photronics, Inc. (a)(c)	1,395,228	5,372
PMC-Sierra, Inc. (a)	3,543,400	28,170
Power Integrations, Inc.	280,000	8,739
Rudolph Technologies, Inc. (a)(d)	1,890,751	11,855
		484,115
Software - 0.6%
Novell, Inc. (a)	500,000	2,235
Solera Holdings, Inc.	100,000	3,311
Synopsys, Inc. (a)	700,000	14,889
		20,435
TOTAL INFORMATION TECHNOLOGY		870,384
MATERIALS - 1.4%
Chemicals - 0.5%
Calgon Carbon Corp. (a)(c)	861,442	11,535
International Flavors & Fragrances, Inc.	180,000	7,159
		18,694
Construction Materials - 0.1%
Eagle Materials, Inc.	100,000	2,281
Containers & Packaging - 0.8%
Silgan Holdings, Inc.	570,000	29,555
TOTAL MATERIALS		50,530
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Cbeyond, Inc. (a)(c)	700,079	8,723
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	150,200	4,918
TOTAL TELECOMMUNICATION SERVICES		13,641
TOTAL COMMON STOCKS (Cost $3,003,649)		3,457,456
Preferred Stocks - 0.0%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
LifeMasters Supported SelfCare, Inc.:
Series F (a)(g)	461,818	$ 0*
Series H (a)(g)	46,051	0*
Nonconvertible Preferred Stocks - 0.0%	0*
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Lifeoutcomes, Inc. Series A (a)(g)	39,076	0*
TOTAL PREFERRED STOCKS (Cost $11,433)		0*
Investment Companies - 0.4%

KBW Regional Banking ETF (c) (Cost $13,867)	636,000	15,309
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 0.17% (f)	29,062,575	29,063
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f)	219,014,212	219,014
TOTAL MONEY MARKET FUNDS (Cost $248,077)		248,077
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $3,277,026)		3,720,842
NET OTHER ASSETS - (6.3)%		(222,055)
NET ASSETS - 100%		$ 3,498,787
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,754,000 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0* or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
LifeMasters Supported SelfCare, Inc.: Series F	6/24/02	$ 5,100
Series H	12/17/07	$ 368
Lifeoutcomes, Inc. Series A	5/31/06	$ 5,965

* Amount represents less than $1,000.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 252
Fidelity Securities Lending Cash Central Fund	2,927
Total	$ 3,179
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Assured Guaranty Ltd.	$ 47,430	$ 8,432	$ 8,493	$ 688	$ -
Celadon Group, Inc.	10,742	-	6,669	-	-
Chiquita Brands International, Inc.	25,826	-	8,586	-	42,251
DDi Corp.	5,156	-	1,881	-	4,655
Devoteam SA	10,007	-	9,369	202	-
ExlService Holdings, Inc.	8,684	10,944	14,901	-	-
Frozen Food Express Industries, Inc.	7,540	-	2,375	-	3,600
Groupe Open SA	6,974	-	7,932	387	-
Medtox Scientific, Inc.	6,490	-	7,306	-	-
MIPS Technologies, Inc.	14,011	-	14,773	-	-
Oplink Communications, Inc.	16,689	-	17,496	-	-
P.A.M. Transportation Services, Inc.	2,760	-	2,594	-	-
PDF Solutions, Inc.	5,040	-	2,933	-	8,105
Plambeck Neue Energien AG	11,760	-	12,433	-	-
Quality Distribution, Inc.	2,234	-	2,222	-	-
Quicksilver Gas Services LP	8,526	-	519	932	-
Renovo Group PLC	4,551	-	-	-	5,207
Rudolph Technologies, Inc.	10,424	-	613	-	11,855
Shoe Carnival, Inc.	10,817	-	6,323	-	-
The Great Atlantic & Pacific Tea Co.	28,791	-	25,251	-	-
Total	$ 244,452	$ 19,376	$ 152,669	$ 2,209	$ 75,673
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 288,853	$ 288,853	$ -	$ -
Consumer Staples	186,610	186,610	-	-
Energy	175,611	175,611	-	-
Financials	731,952	729,198	-	2,754
Health Care	432,932	409,523	23,409	0*
Industrials	706,943	706,943	-	-
Information Technology	870,384	863,879	6,505	-
Materials	50,530	50,530	-	-
Telecommunication Services	13,641	13,641	-	-
Investment Companies	15,309	15,309	-	-
Money Market Funds	248,077	248,077	-	-
Total Investments in Securities	$ 3,720,842	$ 3,688,174	$ 29,914	$ 2,754

* Amount represents less than $1,000.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 528
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(528)
Cost of Purchases	2,754
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 2,754
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ (528)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $3,284,403,000. Net unrealized appreciation aggregated $436,439,000, of which $758,577,000 related to appreciated investment securities and $322,138,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2010